Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Transfers and Servicing [Abstract]
Beginning balance	¥ 17,303	¥ 16,852
Increase mainly from loans sold with servicing retained	16,983	4,118
Decrease mainly from amortization	(4,019)	(3,625)
Decrease from the effects of changes in foreign exchange rates	(1,511)	(42)
Ending balance	28,756	17,303
Beginning balance	24,907	24,229
Ending balance	¥ 35,681	¥ 24,907